OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Line Items]
Government authorities	$ 305	$ 432
Employees	87	55
Prepaid expenses	1,160	1,386
Others	301	160
Prepaid Expense and Other Assets, Current	$ 1,853	$ 2,033